Other Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Schedule of Other Reserve

	Share-based compensation reserve RMB’million	Contribution from ultimate holding company RMB’million	PRC statutory reserve RMB’million	Foreign currency translation reserve RMB’million	Fair value reserve RMB’million	Others RMB’million	Total other reserves RMB’million
At January 1, 2020	1,470	463	94	712	356	(908)	2,187
Currency translation differences	-	-	-	(1,286)	-	-	(1,286)
Fair value changes on financial assets at fair value through other comprehensive income	-	-	-	-	5,219	-	5,219
Share of other comprehensive loss of an associate	-	-	-	-	-	(9)	(9)
Share based compensation	569	-	-	-	-	-	569
Exercise of share options/ RSUs	(429)	-	-	-	-	-	(429)
Additional investments in non- wholly owned subsidiaries	-	-	-	-	-	(2)	(2)
Profit appropriations to PRC statutory reserves	-	-	51	-	-	-	51
At December 31, 2020	1,610	463	145	(574)	5,575	(919)	6,300
Currency translation differences	-	-	-	(378)	-	-	(378)
Fair value changes on financial assets at fair value through other comprehensive income	-	-	-	-	(2,128)	-	(2,128)
Transfer of gains on disposal of financial instruments to retained earnings	-	-	-	-	(56)	-	(56)
Share of other comprehensive income of associates	-	-	-	-	-	4	4
Share based compensation	647	-	-	-	-	-	647
Exercise of share options/ RSUs	(646)	-	-	-	-	-	(646)
Additional investments in a non- wholly owned subsidiary	-	-	-	-	-	(19)	(19)
Profit appropriations to PRC statutory reserves	-	-	2	-	-	-	2
At December 31, 2021	1,611	463	147	(952)	3,391	(934)	3,726
Capitalization of retained earnings of a subsidiary under a group restructuring	-	-	-	-	-	5,750	5,750
Currency translation differences	-	-	-	916	-	-	916
Fair value changes on financial assets at fair value through other comprehensive income	-	-	-	-	(4,517)	-	(4,517)
Share of other comprehensive income of associates	-	-	-	-	-	75	75
Share based compensation	665	-	-	-	-	-	665
Exercise of share options/ RSUs	(569)	-	-	-	-	-	(569)
Additional investments in a non- wholly owned subsidiary	-	-	-	-	-	(50)	(50)
Profit appropriations to PRC statutory reserves	-	-	69	-	-	-	69
Other equity transactions (Note 22(iv))	-	-	-	-	75	-	75
At December 31, 2022	1,707	463	216	(36)	(1,051)	4,841	6,140